Loss per Share (Details) - NZD ($) $ / shares in Units, $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Earnings per share [line items]
From continuing operations attributable to the ordinary equity holders of the company	$ (60.54)	$ (131.38)	$ (82.86)	$ (52.79)
Total basic and diluted loss per share attributable to the ordinary equity holders of the company	$ (60.54)	$ (131.38)	$ (82.86)	$ (52.79)
Basic and diluted loss per share
Profit/(loss) attributable to the ordinary equity holders of the company used in calculating basic earnings per share:	$ (16,008)	$ (37,445)	$ (20,715)	$ (13,198)
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	264,441	285,019	250,000	250,000